Business combination - Net assets acquired and purchase consideration - View Foundation (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed:
Financial assets at fair value through profit or loss		¥ 1,690,967	¥ 2,540,925
Contract liabilities		(117,660)	(65,806)
Payroll and welfare payables		(538,132)	(394,828)
Outflow of cash to acquire subsidiary, net of cash acquired
Net cash outflow for acquisition of subsidiary:		¥ 270,791	¥ 165,020
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Disclosure of detailed information about business combination
Total purchase consideration	¥ 276,700
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	10,564
Intangible assets	120,189
Inventories	895
Prepayments and other receivables	43,614
Trade receivables	10,421
Financial assets at fair value through profit or loss	34,020
Cash and cash equivalents	14,644
Deferred tax liability	(16,961)
Trade and other payables	(14,128)
Contract liabilities	(56,038)
Payroll and welfare payables	(2,302)
Total identifiable net assets	144,918
Non?controlling interest	(1,580)
Goodwill	133,362
Net assets acquired	276,700
Outflow of cash to acquire subsidiary, net of cash acquired
Total Cash consideration	276,700
Less: Unpaid Consideration	(48,000)
Less: Cash and cash equivalent acquired	(14,644)
Net cash outflow for acquisition of subsidiary:	¥ 214,056